Shareholder Report, Average Annual Return (Details) 943320_The Paradigm Fund_Advisor Class C_TSR Annual {Advisor Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	(15.99%)	18.12%	15.87%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	(15.22%)	18.12%	15.87%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	22.34%	11.19%	11.72%